Segment, Product and Geographic Information - Carrying values of the Company's tangible long-lived assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Segment, Product and Geographic Information
Property, plant and equipment	$ 121,280	$ 130,109
Taiwan
Segment, Product and Geographic Information
Property, plant and equipment	117,784	126,993
U.S.
Segment, Product and Geographic Information
Property, plant and equipment	1,433	1,396
China
Segment, Product and Geographic Information
Property, plant and equipment	1,688	1,442
Korea
Segment, Product and Geographic Information
Property, plant and equipment	286	239
Japan
Segment, Product and Geographic Information
Property, plant and equipment	$ 89	$ 39